INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of inventories

	December 31, 2021	December 31, 2020
Finished goods	$95.2	$74.4
Ore stockpiles	33.6	80.1
Mine supplies	173.3	172.8
	302.1	327.3
Non-current ore stockpiles	124.1	198.3
	$426.2	$525.6